Property and Equipment, Net (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Test equipment, research and development equipment [Member] | Minimum [Member]
Property and equipment useful life	4 years	4 years
Test equipment, research and development equipment [Member] | Maximum [Member]
Property and equipment useful life	5 years	5 years
Computer hardware [Member]
Property and equipment useful life	2 years	2 years
Production fixtures [Member]
Property and equipment useful life	3 years	3 years
Leasehold Improvements [Member]
Property and equipment useful life		5 years
Property and equipment useful life, description	Shorter of remaining lease term or 5 years
Other [Member] | Minimum [Member]
Property and equipment useful life	3 years	3 years
Other [Member] | Maximum [Member]
Property and equipment useful life	5 years	5 years